Related Party Balance And Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related Party Balance And Transactions
18.
RELATED PARTY BALANCE AND TRANSACTIONS

The following is a list of related parties which the Company has major transactions with:

(1)
Mr. Ding Rui, one of the Founders.
(2)
Zhichong Technology (Shenzhen) Co., Ltd (“Shenzhen Zhichong”), which is 49% owned by the Group.
(3)
Beijing Puyan Enterprise Management Co.,Ltd (“Beijing Puyan”), which is a related party of one of the Group’s shareholders.
(4)
Beijing Zhichong New Energy Technology Co., Ltd (“Zhichong New Energy”), which is 12% owned by the Group.
(5)
Mr. Hou Yifei, one of the Founders.

The Group mainly had the following transactions and balances with related parties:

(a)
Major transactions with related parties

		For the Years Ended December 31,
		2023	2024	2025
		US$	US$	US$
Issuance of loans to Beijing Puyan	(i)	—	1,404	—
Proceeds from repayment of loans to Beijing Puyan	(i)	2,886,378	54,762	—
Interest income from Beijing Puyan	(i)	6,709	1,571	31,450
Payment of interest free advance to Mr. Ding Rui	(ii)	270,823	—	—
Proceeds from collection of the advance to Mr. Ding Rui	(ii)	244,092	270,001	—
Purchase of materials from Shenzhen Zhichong	(iii)	70,698	428,046	147,611
Sell products to Shenzhen Zhichong	(iii)	—	—	10,407
Sell products to Zhichong New Energy	(iv)	406,373	1,690,196	743,420
Issuance of loans to Zhichong New Energy	(v)	94,738	—	—
Proceeds from repayment of loans to Zhichong New Energy	(v)	—	25,071	—
Interest free advances to two executive officers	(vi)	27,483	—	—
Proceeds from collection of advances to the two executive officers	(vi)	27,483	—	—
Interest free advance to Mr. Hou Yifei	(vii)	406,237	—	—
Proceeds from collection of the advance to Mr. Hou Yifei	(vii)	—	405,938	—

(b)
Balance of amounts due from related parties:

		As of December 31,
		2024	2025
		US$	US$
Beijing Puyan	(i)	298,254	273,066
Shenzhen Zhichong	(iii)	—	11,951
Zhichong New Energy	(iv)	1,917,418	2,737,608
Amounts due from related parties, gross		2,215,672	3,022,625
Allowance for expected credit losses		—	(504,792)
Amounts due from related parties, net		2,215,672	2,517,833

The movements of the allowance for doubtful accounts were as follows:

	For the Years Ended December 31,
	2024	2025
	US$	US$
Balance at the beginning of the year	—	—
Provision for expected credit losses	—	(496,730)
Foreign currency translation	—	(8,062)
Balance at the end of the year	—	(504,792)

(c)
Balance of amounts due to a related party

		As of December 31,
		2024	2025
		US$	US$
Shenzhen Zhichong	(iii)	125,748	164,046
Total		125,748	164,046

(i)
On March 22, 2021, the Board of Directors of X-Charge Technology approved a loan agreement between X-Charge Technology and Beijing Puyan, pursuant to which X-Charge Technology provided a two-year loan to Beijing Puyan in the amount of RMB30.3 million (equivalent to US$4.2 million) bearing interest at a rate of 3.85% per annum. The loans in the amount of RMB10 million (equivalent to US$1.4 million) was repaid by Beijing Puyan in December 2022, RMB20 million (equivalent to US$2.8 million) was repaid by Beijing Puyan in January 2023. RMB0.3 million (equivalent to US$55 thousand) was repaid by Beijing Puyan in January 2024 and July 2024. US$7 thousand, US$2 thousand and US$31.5 thousand interest income were recognized for the years ended December 31, 2023, 2024 and 2025, respectively.
(ii)
In 2022, the Group provided interest-free advance in the amount of RMB1.7 million (equivalent to US$0.24 million) to Mr. Ding Rui for his personal use. The advance was fully collected by the Group in 2023.

In 2023, the Group provided interest-free advance in the amount of RMB1.9 million (equivalent to US$0.3 million) to Mr. Ding Rui for his personal use. The advance was fully collected by the Group in January 2024.

(iii)
The Group purchased certain types of EV chargers from Shenzhen Zhichong in the amount of US$71 thousand, US$0.4 million and US$0.1 million for the years ended December 31, 2023, 2024 and 2025, respectively. The outstanding balance of accounts payable to Shenzhen Zhichong were US$0.1 million and US$0.2 million as of December 31, 2024 and 2025, respectively, which were included in amounts due to related party on the audited consolidated balance sheets.

Besides, the Group also sold certain types of EV chargers to Shenzhen Zhichong in the amount of US$10 thousand for the year ended December 31, 2025. The outstanding balance of accounts receivable from Shenzhen Zhichong were nil and US$12 thousand as of December 31, 2024 and 2025, respectively, which were included in amounts due from related parties, net on the audited consolidated balance sheets.

(iv)
The Group sold certain types of EV chargers to Zhichong New Energy in the amount of US$0.4 million, US$1.7 million and US$0.7 million for the years ended December 31, 2023, 2024 and 2025, respectively. The outstanding balance of accounts receivable from Zhichong New Energy were US$1.9 million and US$2.7 million as of December 31, 2024 and 2025, respectively, which were included in amounts due from related parties, net on the consolidated balance sheets.
(v)
In October 2023, the Group provided a loan in the amount of RMB0.7 million (equivalent to US$0.1 million) to Zhichong New Energy with a simple interest rate of 6% per annum. The principal and accrued interest in the amount of RMB0.7 million (equivalent to US$0.1 million) shall be due within a year. In January 2024 and July 2024, total RMB0.2 million (equivalent to US$25 thousand) was repaid.
(vi)
In September 2023, the Group provided interest-free advances in the amount RMB0.2 million (equivalent to US$27 thousand) to other two executive officers for their personal use. The advances to the two executive officers were fully collected in September 2023.
(vii)
In 2023, the Group provided interest-free advance in the amount of RMB2.9 million (equivalent to US$0.4 million) to Mr. Hou Yifei for his personal use. As of December 31, 2024, all of the balance was collected.